UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS* - 81.61%
Airlines - 2.29%
Delta Air Lines, Inc.	73,600	$3,276,672
Chemicals - 2.20%
Monsanto Co.	26,100	3,143,223
Commercial Banks - 2.61%
Citizens Financial Group, Inc.	150,300	3,733,452
Commercial Services & Supplies - 2.70%
ADT Corp.	98,500	3,863,170
Computers & Peripherals - 2.29%
Apple, Inc.	25,480	3,273,161
Consumer Finance - 5.58%
Capital One Financial Corp.	49,500	3,896,145
Discover Financial Services	67,000	4,085,660
		7,981,805
Energy Equipment & Services - 1.69%
Exterran Holdings, Inc.	74,600	2,422,262
Food & Staples Retailing - 5.33%
CVS Health Corp.	39,900	4,144,413
Walgreens Boots Alliance, Inc.	42,000	3,489,360
		7,633,773
Food Products - 2.37%
Mondelez International, Inc.	91,900	3,394,326
Health Care Equipment & Supplies - 2.54%
Medtronic PLC (a)	46,800	3,631,212
Health Care Providers & Services - 2.51%
McKesson Corp.	15,700	3,590,590
Hotels, Restaurants & Leisure - 8.29%
Apollo Global Management, LLC	170,000	3,964,400
Aramark	135,000	4,272,750
Six Flags Entertainment Corp.	80,100	3,627,729
		11,864,879
Insurance - 6.75%
Hartford Financial Services Group, Inc.	93,400	3,825,664
MetLife, Inc.	61,600	3,131,128
Prudential Financial, Inc.	33,400	2,700,390
		9,657,182
Media - 14.48%
AMC Entertainment Holdings, Inc.	122,700	4,218,426
Lamar Advertising Co.	74,556	4,331,704
Nexstar Broadcasting Group, Inc.	75,000	4,089,750
Sinclair Broadcast Group, Inc.	183,861	5,048,823
Time Warner, Inc.	37,100	3,037,006
		20,725,709

Oil, Gas & Consumable Fuels - 3.95%
Occidental Petroleum Corp.	24,500	1,908,060
Williams Companies, Inc.	76,400	3,746,656
		5,654,716
Paper & Forest Products - 2.30%
International Paper Co.	58,400	3,294,344
Pharmaceuticals - 6.58%
Pfizer, Inc.	87,500	3,003,000
Sanofi - ADR	76,500	3,737,790
Teva Pharmaceutical Industries Ltd. - ADR	46,900	2,674,238
		9,415,028
Semiconductors & Semiconductor Equipment - 2.23%
Teradyne, Inc.	165,575	3,198,909
Specialty Retail - 2.33%
Williams-Sonoma, Inc.	41,500	3,338,675
Textiles, Apparel & Luxury Goods - 2.59%
Ralph Lauren Corp.	27,000	3,710,070
TOTAL COMMON STOCKS (Cost $106,178,053)		116,803,158

REAL ESTATE INVESTMENT TRUSTS* - 10.49%
Crown Castle International Corp.	43,325	3,739,381
Gaming & Leisure Properties, Inc.	106,112	3,591,891
NorthStar Realty Finance Corp.	207,200	3,982,384
Outfront Media, Inc.	123,542	3,700,083
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,925,290)		15,013,739

	Contracts
PURCHASED OPTIONS - 1.02%
SPDR S&P 500 ETF Trust
Expiration: June 2015, Exercise Price: $183.00	1,500	996,000
Expiration: September 2015, Exercise Price: $186.00	700	268,450
Expiration: December, 2015, Exercise Price: $190.00	1,200	192,000
TOTAL PURCHASED OPTIONS (Cost $2,108,814)		1,456,450

	Shares
SHORT-TERM INVESTMENT - 11.01%
First American U.S. Treasury Money Market Fund, 0.020% (b)	15,758,535	15,758,535
TOTAL SHORT-TERM INVESTMENT (Cost $15,758,535)		15,758,535

Total Investments (Cost $138,970,692) - 104.13%		149,031,882
Liabilities in Excess of Other Assets - (4.13)%		(5,909,147)
TOTAL NET ASSETS - 100.00%		$143,122,735

*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2015.
ADR	American Depositary Receipt.

M.D. Sass Equity Income Plus Fund
Schedule of Options Written
February 28, 2015 (Unaudited)

	Contracts	Value
CALL OPTIONS
ADT Corp.
Expiration: April 2015, Exercise Price: $37.00	985	293,037
AMC Entertainment Holdings, Inc.
Expiration: March 2015, Exercise Price: $22.50	200	227,000
Expiration: March 2015, Exercise Price: $25.00	572	560,560
Expiration: March 2015, Exercise Price: $30.00	455	172,900
Apollo Global Management LLC
Expiration: March 2015, Exercise Price: $25.00	1,697	16,970
Apple, Inc.
Expiration: July 2015, Exercise Price: $125.00	252	260,820
Aramark
Expiration: July 2015, Exercise Price: $30.00	1,350	364,500
Capital One Finanacial Corp.
Expiration: March 2015, Exercise Price: $80.00	75	5,625
Expiration: March 2015, Exercise Price: $82.50	420	8,400
Citizens Financial Group, Inc.
Expiration: April 2015, Exercise Price: $22.50	1,048	259,380
Expiration: April 2015, Exercise Price: $25.00	455	29,575
Crown Castle International Corp.
Expiration: April 2015, Exercise Price: $80.00	51	31,620
Expiration: April 2015, Exercise Price: $82.50	382	162,350
CVS Health Corp.
Expiration: May 2015, Exercise Price: $105.00	399	95,361
Delta Air Lines, Inc.
Expiration: March 2015, Exercise Price: $50.00	657	25,623
Expiration: June 2015, Exercise Price: $50.00	79	13,588
Discover Financial Services
Expiration: July 2015, Exercise Price: $60.00	670	224,450
Exterran Holdings, Inc.
Expiration: March 2015, Exercise Price: $30.00	746	216,340
Gaming & Leisure Properties, Inc.
Expiration: April 2015, Exercise Price: $29.60	1,061	429,705
Hartford Financial Services Group, Inc.
Expiration: March 2015, Exercise Price: $41.00	934	45,766
International Paper Co.
Expiration: April 2015, Exercise Price: $52.50	110	50,050
Expiration: April 2015, Exercise Price: $55.00	474	124,188
Lamar Advertising Co.
Expiration: July 2015, Exercise Price: $57.50	372	77,190
Expiration: July 2015, Exercise Price: $60.00	373	40,097
McKesson Corp.
Expiration: May 2015, Exercise Price: $230.00	157	117,750
Medtronic PLC
Expiration: May 2015, Exercise Price: $75.00	468	212,940
MetLife, Inc.
Expiration: April 2015, Exercise Price: $50.00	616	135,520

Mondelez Intl, Inc.
Expiration: March 2015, Exercise Price: $37.00	156	8,892
Expiration: March 2015, Exercise Price: $38.00	763	14,497
Monsanto Co.
Expiration: April 2015, Exercise Price: $120.00	261	88,740
Nexstar Broadcasting Group, Inc.
Expiration: March 2015, Exercise Price: $55.00	375	50,625
Expiration: May 2015, Exercise Price: $50.00	375	247,500
NorthStar Realty Finance Corp.
Expiration: March 2015, Exercise Price: $18.00	2,072	317,016
Occidental Petroleum Corp.
Expiration: May 2015, Exercise Price: $82.50	245	26,950
Outfront Media, Inc.
Expiration: June 2015, Exercise Price: $31.00	1,235	71,013
Pfizer, Inc.
Expiration: March 2015, Exercise Price: $32.00	270	63,180
Expiration: May 2015, Exercise Price: $34.00	605	67,155
Prudential Financial, Inc.
Expiration: March 2015, Exercise Price: $82.50	334	31,396
Ralph Lauren Corp.
Expiration: July 2015, Exercise Price: $130.00	270	308,070
Sanofi
Expiration: June 2015, Exercise Price: $45.00	130	57,200
Expiration: June 2015, Exercise Price: $47.00	635	192,088
Sinclair Broadcast Group, Inc.
Expiration: June 2015, Exercise Price: $24.00	260	114,400
Expiration: June 2015, Exercise Price: $25.00	245	83,300
Expiration: June 2015, Exercise Price: $27.00	1,333	293,260
Six Flags Entertainment Corp.
Expiration: March 2015, Exercise Price: $40.00	222	139,194
Expiration: March 2015, Exercise Price: $45.00	579	81,060
Teradyne, Inc.
Expiration: April 2015, Exercise Price: $19.00	350	34,125
Expiration: April 2015, Exercise Price: $21.00	653	14,693
Expiration: April 2015, Exercise Price: $22.00	652	9,780
Teva Pharmaceutical Industries Ltd.
Expiration: March 2015, Exercise Price: $57.50	469	41,741
Time Warner, Inc.
Expiration: April 2015, Exercise Price: $80.00	85	28,220
Expiration: April 2015, Exercise Price: $82.50	143	26,884
Expiration: April 2015, Exercise Price: $85.00	143	12,870
Walgreens Boots Alliance, Inc.
Expiration: April 2015, Exercise Price: $70.00	420	566,160
Williams Companies, Inc.
Expiration: May 2015, Exercise Price: $52.50	764	51,952
Williams Sonoma, Inc.
Expiration: May 2015, Exercise Price: $80.00	415	166,000
TOTAL CALL OPTIONS		7,409,266

Total Options Written (Premiums received $5,294,751)		$7,409,266

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 86.25%
Fannie Mae Aces
2014-M5, 0.514%, 01/25/2017 (a)	$1,503,281	$1,504,730
2014-M6, 0.454%, 12/25/2017 (a)	2,587,781	2,591,313
2012-M9, 4.027%, 12/25/2017 (a)(b)	12,403,207	1,096,647
2014-M8, 0.414%, 05/25/2018 (a)	2,967,599	2,971,118
2014-M10, 0.106%, 09/25/2019 (a)(b)	122,277,138	488,864
Fannie Mae Pool
735794, 7.000%, 06/01/2017	6,871	7,061
545825, 6.000%, 07/01/2017	9,420	9,773
670372, 6.000%, 09/01/2017	47,450	49,293
254443, 6.000%, 09/01/2017	29,171	30,483
254473, 5.500%, 10/01/2017	127,618	134,868
755513, 4.000%, 11/01/2018	33,803	35,753
555872, 5.000%, 11/01/2018	21,732	22,923
745498, 7.000%, 11/01/2018	3,934	4,075
889972, 7.000%, 11/01/2018	1,096	1,140
725098, 5.500%, 12/01/2018	139,522	147,449
255176, 4.500%, 04/01/2019	46,317	48,662
725527, 5.500%, 05/01/2019	36,258	38,318
255273, 4.500%, 06/01/2019	30,330	31,871
725792, 4.500%, 08/01/2019	69,823	73,417
725707, 5.000%, 08/01/2019	246,262	262,308
725993, 6.000%, 09/01/2019	67,868	70,704
735990, 4.500%, 11/01/2019	147,683	155,261
255547, 4.500%, 01/01/2020	238,567	251,852
357695, 4.500%, 01/01/2020	155,835	164,583
995182, 5.500%, 06/01/2020	46,893	49,557
AB1233, 4.000%, 07/01/2020	599,280	634,284
MA0459, 4.000%, 07/01/2020	684,263	723,911
745440, 4.500%, 07/01/2020	34,368	36,137
735920, 4.500%, 10/01/2020	955,540	1,009,600
995158, 4.500%, 12/01/2020	459,375	485,352
MA0688, 4.000%, 03/01/2021	905,529	958,288
745453, 5.500%, 03/01/2021	163,049	177,033
MA0704, 4.000%, 04/01/2021	474,923	502,746
890330, 5.000%, 10/01/2021	35,266	37,520
888136, 6.000%, 12/01/2021	237,583	259,928
AE0595, 4.500%, 03/01/2022	671,410	706,034
889143, 4.500%, 05/01/2022	70,920	74,930
MA1099, 3.500%, 06/01/2022	690,975	733,839
890156, 5.000%, 05/01/2023	42,100	45,628
254762, 5.000%, 05/01/2023	218,372	242,180
254797, 5.000%, 06/01/2023	208,802	231,566
254799, 5.000%, 07/01/2023	347,583	385,478
254954, 4.500%, 10/01/2023	385,212	418,630
254911, 5.000%, 10/01/2023	293,295	325,271
254963, 5.500%, 10/01/2023	37,134	41,716
995874, 5.500%, 11/01/2023	16,191	17,578
725152, 5.500%, 02/01/2024	130,354	147,233
255160, 5.500%, 03/01/2024	258,327	290,201
255226, 5.000%, 05/01/2024	129,132	143,211
255456, 5.500%, 10/01/2024	188,338	211,576
255667, 5.000%, 03/01/2025	230,166	255,259
890216, 4.500%, 07/01/2025	157,819	170,270
735734, 5.500%, 07/01/2025	98,066	110,166
255984, 4.500%, 11/01/2025	26,568	28,878
256045, 5.000%, 12/01/2025	124,235	137,780
TBA, 3.500%, 03/15/2026	4,125,000	4,375,319
256247, 6.000%, 05/01/2026	29,684	33,673
256272, 5.500%, 06/01/2026	974	1,094
48081, 4.657%, 12/01/2026 (a)	18,785	19,323
888281, 6.000%, 04/01/2027	155,731	176,652
47935, 4.784%, 05/01/2027 (a)	3,578	3,756
TBA, 3.000%, 03/15/2028	1,900,000	1,989,478
252284, 6.500%, 01/01/2029	165,835	194,264

323591, 6.500%, 03/01/2029	47,972	56,175
676661, 5.500%, 01/01/2033	104,317	117,913
555326, 5.500%, 04/01/2033	374,808	428,672
555424, 5.500%, 05/01/2033	316,459	357,723
555531, 5.500%, 06/01/2033	247,198	279,452
555592, 5.500%, 07/01/2033	103,352	116,838
725205, 5.000%, 03/01/2034	612,211	682,361
745096, 5.500%, 11/01/2034	182,039	205,748
995801, 5.500%, 12/01/2034	29,556	33,411
735989, 5.500%, 02/01/2035	128,305	145,008
888073, 5.500%, 02/01/2035	77,538	87,598
735715, 5.500%, 05/01/2035	310,794	351,271
889929, 5.500%, 08/01/2037	173,917	196,437
Fannie Mae REMICS
2002-7, 5.500%, 03/25/2017	99,739	102,982
2002-7, 6.000%, 03/25/2017	21,971	22,521
2002-11, 5.500%, 03/25/2017	9,416	9,571
2002-55-GC, 5.500%, 09/25/2017	18,263	18,935
2002-55-QE, 5.500%, 09/25/2017	96,276	99,784
2002-57, 5.500%, 09/25/2017	71,062	75,136
2002-58, 5.500%, 09/25/2017	31,440	33,243
2002-59UC, 5.500%, 09/25/2017	275,838	287,267
2002-61, 5.500%, 10/25/2017	27,267	28,831
2002-74, 5.000%, 11/25/2017	68,053	71,043
2002-72, 5.500%, 11/25/2017	45,740	47,818
2002-62, 5.500%, 11/25/2017	98,519	104,170
2003-27, 3.500%, 03/25/2018	11,657	11,683
2003-21, 5.000%, 03/25/2018	59,813	63,159
2003-57, 3.500%, 06/25/2018	67,758	69,975
2003-57, 5.000%, 06/25/2018	10,051	10,551
2003-74, 3.750%, 08/25/2018	32,691	33,818
2003-91, 4.500%, 09/25/2018	148,909	155,358
2003-81, 4.500%, 09/25/2018	28,899	30,311
2003-108, 4.000%, 11/25/2018	222,530	235,317
2003-128, 4.000%, 01/25/2019	241,517	255,365
2004-3, 4.000%, 02/25/2019	389,812	412,159
2009-37, 4.000%, 04/25/2019	12,595	13,034
1999-15, 6.000%, 04/25/2019	89,917	101,942
2004-27, 4.000%, 05/25/2019	105,145	109,197
2009-70, 5.000%, 08/25/2019	30,548	31,861
2011-9, 5.000%, 04/25/2020	363,757	384,122
1990-73, 0.000%, 07/25/2020 (c)	36,160	35,338
2011-68, 4.500%, 12/25/2020	325,081	341,357
2008-24, 5.000%, 04/25/2023	478,793	505,997
2008-36, 4.500%, 05/25/2023	212,776	226,851
2003-80, 4.000%, 06/25/2023	4,236	4,346
2003-46, 4.000%, 06/25/2023	5,142	5,179
2003-55, 5.000%, 06/25/2023	327,694	363,125
2003-49, 5.500%, 06/25/2023	25,808	26,363
2008-62, 4.000%, 07/25/2023	172,183	182,060
2001-64, 6.000%, 11/25/2031	287,887	322,536
2010-39, 5.000%, 10/25/2032	8,892	8,943
2003-44, 0.921%, 06/25/2033 (a)	291,849	298,166
2005-27, 5.500%, 05/25/2034	35,163	37,093
2005-23, 5.000%, 04/25/2035	37,297	40,135
2005-62, 4.750%, 07/25/2035	52,948	56,379
2006-70, 0.000%, 06/25/2036 (c)	331,393	311,039
2007-33, 5.500%, 04/25/2037	12,557	13,927
2009-15, 4.500%, 10/25/2037	3,761	3,798
2008-53, 1.021%, 07/25/2038 (a)	76,121	77,877
2010-90, 4.000%, 04/25/2040	337,037	351,106
FHLMC Multifamily Structured Pass Through Certificates
K-002, 4.879%, 05/19/2017	333,556	358,573
K-701, 3.882%, 11/25/2017 (a)(b)	853,000	906,252
K-706, 1.691%, 06/25/2018	97,195	98,298
K-F01, 0.521%, 04/25/2019 (a)	300,733	301,035
K-714, 0.748%, 10/25/2020 (a)(b)	12,060,877	423,204
Q-001, 1.701%, 04/25/2021	968,828	970,596
K-023, 1.308%, 08/25/2022 (a)(b)	4,925,900	384,225
FHLMC-GNMA
23-FC, 0.621%, 11/25/2023 (a)	254,377	257,333

Freddie Mac Gold Pool
E0-1098, 6.000%, 02/01/2017	19,904	20,683
E0-1138, 6.500%, 03/01/2017	15,178	15,757
E0-1140, 6.000%, 05/01/2017	104,024	108,277
G1-1418, 6.500%, 07/01/2017	56,700	58,859
G1-1350, 6.000%, 10/01/2017	49,086	50,877
E0-1251, 5.500%, 11/01/2017	366,249	385,024
G1-1337, 5.500%, 11/01/2017	229,274	241,027
G1-1509, 6.000%, 03/01/2018	42,251	44,011
G1-1516, 6.000%, 03/01/2018	26,148	27,087
E0-1343, 5.000%, 04/01/2018	69,094	72,916
G1-1399, 5.500%, 04/01/2018	57,545	60,495
E0-1386, 5.000%, 06/01/2018	18,891	19,935
E0-1488, 5.000%, 10/01/2018	91,679	96,750
E0-1490, 5.000%, 11/01/2018	305,681	322,588
E0-1497, 5.500%, 11/01/2018	26,323	27,899
G1-2471, 4.500%, 12/01/2018	152,544	160,196
G1-2883, 5.000%, 12/01/2018	158,470	167,235
G1-1731, 5.500%, 12/01/2018	165,819	174,409
G1-1551, 5.500%, 02/01/2019	52,125	54,797
G1-1574, 6.000%, 02/01/2019	47,681	49,681
G1-3052, 5.000%, 03/01/2019	114,472	120,803
B1-5137, 4.000%, 06/01/2019	55,561	58,796
G1-2081, 4.500%, 06/01/2019	24,778	26,055
G1-8009, 5.000%, 09/01/2019	79,805	84,911
G1-1694, 6.500%, 09/01/2019	100,478	104,769
G1-8016, 5.000%, 10/01/2019	335,819	357,276
G1-3330, 6.000%, 10/01/2019	13,612	14,145
G1-8020, 4.500%, 11/01/2019	307,533	323,509
G1-1653, 5.500%, 12/01/2019	154,006	163,202
G1-1649, 4.500%, 02/01/2020	521,168	548,187
G1-1650, 5.000%, 02/01/2020	41,843	44,529
G1-2569, 4.000%, 05/01/2020	316,716	335,174
G1-1717, 5.000%, 06/01/2020	89,223	95,297
G1-1722, 5.000%, 07/01/2020	113,379	121,157
G1-1754, 6.000%, 07/01/2020	3,043	3,254
G1-1720, 4.500%, 08/01/2020	489,651	521,914
G1-3272, 4.500%, 08/01/2020	164,489	172,980
G1-4921, 4.500%, 08/01/2020	1,132,926	1,191,141
G1-1838, 6.000%, 08/01/2020	54,302	57,562
G1-3312, 4.500%, 09/01/2020	91,799	96,547
G1-3318, 5.000%, 10/01/2020	265,715	282,838
G1-1773, 5.000%, 10/01/2020	64,850	69,294
G1-2046, 4.000%, 12/01/2020	110,367	116,788
G1-2911, 4.000%, 02/01/2021	45,453	48,093
G1-1938, 4.500%, 03/01/2021	156,910	167,268
G1-2189, 5.500%, 03/01/2021	206,841	222,750
G1-1941, 5.500%, 04/01/2021	14,574	15,784
G1-2239, 5.500%, 07/01/2021	47,586	51,551
G1-2322, 5.500%, 07/01/2021	20,902	22,637
C9-0457, 6.500%, 07/01/2021	9,208	10,500
G1-3621, 6.500%, 08/01/2021	159,415	165,638
G1-2381, 5.000%, 09/01/2021	244,341	263,369
G1-2456, 4.000%, 10/01/2021	113,438	120,069
G1-2403, 5.000%, 10/01/2021	147,116	158,567
G1-2717, 5.500%, 11/01/2021	20,682	21,862
G1-2942, 4.500%, 01/01/2022	85,088	90,693
G1-2491, 5.000%, 01/01/2022	450,001	483,892
G1-2977, 5.500%, 10/01/2022	87,728	95,005
G3-0234, 6.500%, 11/01/2022	5,086	5,799
G1-2935, 5.000%, 01/01/2023	55,485	60,244
C9-0675, 5.000%, 05/01/2023	132,961	146,835
D9-6027, 5.500%, 05/01/2023	18,301	20,861
C9-0676, 5.500%, 05/01/2023	87,570	97,737
C9-0689, 4.500%, 07/01/2023	211,408	229,142
C9-0690, 5.000%, 07/01/2023	313,598	349,979
C9-0705, 4.500%, 09/01/2023	139,866	151,605
C9-0706, 5.000%, 09/01/2023	17,268	19,066
G1-3345, 6.500%, 10/01/2023	20,314	21,895
G1-3390, 6.000%, 01/01/2024	146,223	161,456
G1-4160, 6.000%, 01/01/2024	124,278	130,134
G1-3692, 5.500%, 02/01/2024	72,465	78,620
G1-3610, 5.500%, 02/01/2024	113,454	123,146
C9-0830, 4.500%, 05/01/2024	305,394	331,067
G1-8330, 4.500%, 11/01/2024	268,332	289,798

E0-2684, 4.500%, 03/01/2025	81,669	86,914
G3-0289, 7.000%, 09/01/2025	665,017	744,608
TBA, 3.500%, 03/15/2026	2,000,000	2,122,031
J1-4785, 4.000%, 03/01/2026	335,182	358,388
G1-4159, 4.000%, 06/01/2026	463,498	495,059
G1-4204, 4.500%, 06/01/2026	512,458	553,543
C9-0989, 6.000%, 09/01/2026	133,531	150,970
C9-1075, 6.000%, 08/01/2027	181,730	205,547
G0-1584, 5.000%, 08/01/2033	201,241	223,422
C0-1649, 5.500%, 10/01/2033	469,860	528,308
G0-5168, 5.000%, 12/01/2034	45,015	49,965
H0-9207, 6.500%, 08/01/2038	202,565	242,159
Freddie Mac REMICS
2344, 6.000%, 08/15/2016	140,880	143,939
2354, 5.750%, 09/15/2016	66,987	68,921
2381, 5.500%, 11/15/2016	166,184	174,784
2458, 5.500%, 06/15/2017	21,898	22,411
3669, 3.500%, 06/15/2017	96,118	96,668
3204, 5.000%, 08/15/2017	317,474	321,868
2503-TG, 5.500%, 09/15/2017	30,225	31,790
2503-BH, 5.500%, 09/15/2017	14,007	14,733
2508, 5.000%, 10/15/2017	78,586	81,848
2509, 5.000%, 10/15/2017	13,530	14,268
2515, 5.000%, 10/15/2017	136,512	143,964
2510, 5.000%, 10/15/2017	41,022	42,746
2513-DB, 5.000%, 10/15/2017	42,133	44,433
2513-JE, 5.000%, 10/15/2017	74,097	78,142
2564, 5.500%, 10/15/2017	24,495	25,649
2543, 5.000%, 12/15/2017	147,807	154,282
2555, 4.250%, 01/15/2018	100,102	103,498
2575, 5.000%, 02/15/2018	66,651	70,290
2564, 5.000%, 02/15/2018	104,309	109,120
2629, 4.000%, 03/15/2018	18,642	18,725
2617, 4.500%, 05/15/2018	304,329	316,735
2631, 4.500%, 06/15/2018	64,111	67,192
2627, 4.500%, 06/15/2018	110,553	115,866
2686, 3.500%, 10/15/2018	182,584	193,846
2696, 4.000%, 10/15/2018	84,027	88,746
2685, 4.000%, 10/15/2018	345,245	364,637
2707, 4.500%, 11/15/2018	158,505	166,609
2735, 4.000%, 01/15/2019	340,304	359,418
2786, 4.000%, 04/15/2019	222,729	233,442
2773, 4.000%, 04/15/2019	380,047	401,403
2790, 5.000%, 05/15/2019	72,578	76,546
3414, 4.000%, 12/15/2019	229,802	238,300
2934, 0.000%, 02/15/2020 (c)	112,589	110,941
2958, 4.500%, 04/15/2020	378,034	394,632
3033, 4.500%, 09/15/2020	117,526	124,203
3621, 5.000%, 01/15/2021	217,489	220,898
3288, 4.500%, 03/15/2022	560,900	588,694
2522, 5.500%, 11/15/2022	589,777	657,375
2649, 3.500%, 07/15/2023	63,233	65,849
2676, 5.000%, 09/15/2023	456,216	504,751
3842, 3.500%, 12/15/2023	86,591	88,273
2720, 5.000%, 12/15/2023	198,383	219,126
2950, 5.000%, 12/15/2023	101,334	101,979
2783, 5.000%, 04/15/2024	301,966	333,980
2824, 5.000%, 07/15/2024	14,028	15,483
3007, 5.500%, 07/15/2024	2,003	2,004
2835, 5.500%, 08/15/2024	166,201	181,630
2892, 5.000%, 11/15/2024	418,409	461,800
3741-TA, 3.500%, 03/15/2025	94,468	98,782
3784, 4.000%, 01/15/2026	98,945	105,114
3178, 6.000%, 09/15/2028	9,509	9,585
2344, 6.500%, 08/15/2031	45,618	53,075
2690, 5.000%, 04/15/2032	92,643	93,524
2752, 5.000%, 10/15/2032	213,310	215,714
3136, 0.472%, 04/15/2036 (a)	376,170	378,742
Freddie Mac Strips
197-PO, 0.000%, 04/01/2028 (c)	621,882	579,962
Ginnie Mae I Pool
781567X, 5.000%, 02/15/2018	40,189	42,572
781731X, 4.500%, 11/15/2018	167,731	175,451

782098X, 6.000%, 01/15/2020	150,724	157,609
781919X, 5.000%, 05/15/2020	389,814	417,416
782039X, 5.500%, 11/15/2020	160,960	173,289
782232X, 5.000%, 07/15/2021	260,154	278,277
782618X, 4.500%, 04/15/2024	240,998	258,488
741854X, 4.000%, 05/15/2025	401,813	427,683
Government National Mortgage Association
1998-21, 6.500%, 09/20/2028	60,138	70,796
2011-38, 2.528%, 06/16/2034	137,490	137,885
2013-101, 0.514%, 05/16/2035	740,886	721,656
2009-104, 4.250%, 07/20/2036	306,620	312,334
2008-55, 5.000%, 07/20/2037	33,278	33,751
2010-112, 3.000%, 04/20/2038	119,982	122,798
2011-40, 2.500%, 06/20/2038	126,480	127,893
2009-15, 4.250%, 12/20/2038	245,520	255,139
2009-101, 4.000%, 08/20/2039	221,944	234,386
2013-55, 1.579%, 12/16/2042	753,177	743,985
2013-165, 0.474%, 11/20/2043 (a)	474,559	475,798
2013-107, 0.861%, 11/16/2047 (a)(b)	7,372,437	436,345
2013-15, 0.699%, 08/16/2051 (a)(b)	7,927,417	469,592
2013-07, 0.748%, 05/16/2053 (a)(b)	11,874,502	771,130
2013-01, 0.914%, 02/16/2054 (a)(b)	9,631,378	739,993
2013-105, 0.689%, 06/16/2054 (a)(b)	4,833,955	223,471
2013-40, 1.075%, 06/16/2054 (a)(b)	12,594,938	820,088
2013-17, 0.964%, 06/16/2054 (a)(b)	19,260,935	1,188,572
2013-101, 0.920%, 10/16/2054 (a)(b)	7,234,893	403,852
2013-156, 0.934%, 06/16/2055 (a)(b)	7,852,523	491,485
2014-01, 0.850%, 09/16/2055 (a)(b)	9,495,044	544,256
2014-54, 0.895%, 09/16/2055 (a)(b)	13,820,508	925,781
2014-120, 0.782%, 04/16/2056 (a)(b)	3,539,841	229,065
2014-73, 0.894%, 04/16/2056 (a)(b)	14,856,484	985,995
2014-138, 0.914%, 04/16/2056 (a)(b)	3,094,750	236,501

TOTAL MORTGAGE BACKED SECURITIES (Cost $77,625,900)		$79,975,570

U.S. GOVERNMENT NOTE/BOND - 9.95%	Shares
United States Treasury Note/Bond
0.625%, 08/15/2016	2,500,000	2,506,250
0.625%, 12/31/2016	1,890,000	1,892,215
1.750%, 09/30/2019	4,000,000	4,051,564
United States Treasury Inflation Indexed Bonds
0.500%, 04/15/2015	780,134	778,306

TOTAL U.S. GOVERNMENT NOTE/BOND (Cost $9,258,466)		$9,228,335

SHORT-TERM INVESTMENT - 12.66%
First American U.S. Treasury Money Market Fund, 0.020% (a)	11,733,071	11,733,071
TOTAL SHORT-TERM INVESTMENT (Cost $11,733,071)		$11,733,071

TOTAL INVESTMENTS (Cost $98,617,437) - 108.86%		100,936,976
Liabilities in Excess of Other Assets - (8.86)%		(8,211,526)
TOTAL NET ASSETS - 100.00%		$92,725,450

(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.
(b)	Represents a interest-only security that entitles holders to recevive only interest payments on the underlying mortgages.
(c)	Represents a principal-only security that entitles holders to recevive only principal payments on the underlying mortgages.

Footnotes to the Schedules of Investments
February 28, 2015 (Unaudited)

The cost basis of investments for federal income tax purposes at February 28, 2015 for M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund and M.D. Sass Equity Income Plus Fund (the "Funds") were as follows*:

	M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund	M.D. Sass Equity Income Plus Fund
Cost of investments	$98,617,437	$138,970,692
Gross unrealized appreciation- Equities	$2,727,208	$13,056,813
Gross unrealized appreciation- Options	-	937,940
Gross unrealized depreciation- Equities	(407,669)	(2,793,259)
Gross unrealized depreciation- Options	-	(3,704,819)
Net unrealized appreciation	$2,319,539	$7,496,675

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information for M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund and M.D. Sass Equity Income Plus Fund, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally classified as level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust's Board of Trustees.
These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.
These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities - U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced ("TBAs")
securities and mortgage pass-through certificates. TBA securities and mortgage passthroughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.

Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO").
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the options on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as level 2.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value ("NAV") of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proces. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interet income is recognized on an accrual basis. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at February 28, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s investments carried at fair value:

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$116,803,158	$-	$-	$116,803,158
Real Estate Investment Trusts	15,013,739	-	-	15,013,739
Purchased Options	1,456,450	-	-	1,456,450
Total Equities	133,273,347	-	-	133,273,347
Short-Term Investments	15,758,535	-	-	15,758,535
Total Investments in Securities	$149,031,882	$-	$-	$149,031,882

Liabilities:
Written Options	$3,680,143	$3,729,123	$-	$7,409,266
Total Liabilities	$3,680,143	$3,729,123	$-	$7,409,266

(1) See the Schedule of Investments for industry classifications.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$-	$79,975,570	$-	$79,975,570
U.S. Government Note/Bond	-	9,228,335	-	9,228,335
Total Fixed Income	-	89,203,905	-	89,203,905
Short-Term Investments	11,733,071	-	-	11,733,071
Total Investments in Securities	$11,733,071	$89,203,905	$-	$100,936,976

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of February 28, 2015.

The Funds measure Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2015 the
Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2015.

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2015 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for
as hedging instruments	Asset		Liability
	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$1,456,450	Options written, at value	$7,409,266
Total		$1,456,450		$7,409,266

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$(885,592)	$(3,181,558)	$(4,067,150)
Total		$(885,592)	$(3,181,558)	$(4,067,150)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$52,763	$(1,749,766)	$(1,697,003)
Total		$52,763	$(1,749,766)	$(1,697,003)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
                                                  John Buckel,  President

Date           4/17/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel,  President

Date           4/17/15

By (Signature and Title)*  /s/ Jennifer Lima
                                                    Jennifer Lima, Treasurer

Date           4/17/15

* Print the name and title of each signing officer under his or her signature.